Consolidated Statements of Preferred Units and Stockholders' Equity (Deficit) (FY) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class C Preferred Units [Member]
Stock Issuance Costs		$ 388
Common Stock [Member]
Stock Issuance Costs	$ 44	$ 1,996